CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Income (loss) from continuing operations		R$ 1,524,997	R$ 1,078,333	R$ (2,114,506)
Adjustments for:
Depreciation and amortization		1,517,402	1,503,039	962,677
Depreciation and depletion of biological assets		876,976	798,239	784,524
Result on disposal of property, plant and equipments and investment		40,220	15,402	51,004
Write-down of inventories to net realizable value		122,082	149,517	352,164
Provision for tax, civil and labor risks		319,237	836,357	214,439
Impairment		10,160	22,927
Income from investments under the equity method			1,737	(17,715)
Financial results, net		1,698,995	1,865,399	2,241,474
Tax recoveries and gains in tax lawsuits		(379,087)	(1,218,993)	(263,327)
Deferred income tax		(250,136)	(290,094)	(340,144)
Employee profit sharing		283,065	269,755	59,518
Other		61,185	239,540	62,768
Cash flow provided by operating activities before working capital		5,825,096	5,271,158	1,992,876
Trade accounts receivable		(481,192)	(182,126)	992,512
Inventories		(2,622,702)	(130,646)	(226,046)
Biological assets - current		(524,414)	(94,087)	(50,093)
Trade accounts payable		2,154,693	(392,533)	(1,051,368)
Supply chain finance		620,232	(31,760)	170,940
Cash generated by operating activities		4,971,713	4,440,006	1,828,821
Investments in securities at FVTPL	[1]		(92,911)	(273,678)
Redemptions of securities at FVTPL	[1]	102,172	39,189	143,669
Interest received		87,334	180,686	177,299
Dividends and interest on shareholders' equity received			15,551	3,606
Payment of tax, civil and labor provisions		(269,820)	(564,342)	(168,824)
Payment of interest		(1,421,539)	(1,290,853)	(1,147,351)
Derivative financial instruments		923,709	(325,486)	(111,981)
Payment of income taxes		(155)	(98)	(737)
Other operating assets and liabilities		24,216	228,722	(22,440)
Net cash provided by operating activities		4,417,630	2,630,464	428,384
Net cash applied by operating activities from discontinued operations			(109,234)	(132,699)
Net cash provided by operating activities		4,417,630	2,521,230	295,685
INVESTING ACTIVITIES
Investments in securities at amortized cost			(15,362)	(213,697)
Redemptions of securities at amortized cost			95,638	179,667
Investments in securities at FVTOCI	[2]			(5,194)
Redemptions of securities at FVTOCI	[2]	26,352	264,965	140,886
Redemption of restricted cash		285,672	599,847	(249,366)
Additions to property, plant and equipment		(804,609)	(417,165)	(578,037)
Additions to biological assets - non-current		(1,006,222)	(837,930)	(845,311)
Proceeds from disposals of property, plant, equipments and investment		126,540	1,879,220	261,576
Additions to intangible assets		(96,181)	(64,320)	(20,535)
Sale of participation in subsidiaries wirh loss of control		38,546
Sale (acquisition) of participation in joint ventures and subsidiaries		(1,087)	(3,005)	3,351
Net cash provided by (used in) investing activities		(1,430,989)	1,501,888	(1,326,660)
Net cash used in investing activities from discontinued operations			(58,782)	(89,219)
Net cash provided by (used in) investing activities		(1,430,989)	1,443,106	(1,415,879)
FINANCING ACTIVITIES
Proceeds from debt issuance		10,420,333	5,399,158	6,500,102
Repayment of debt		(10,247,359)	(9,481,138)	(6,223,963)
Treasury shares acquisition		(106,070)
Acquisition of non-controlling interests		(100,390)	(183,672)
Payment of lease liabilities		(553,556)	(553,017)	(102,397)
Net cash provided by (used in) financing activities		(587,042)	(4,818,669)	173,742
Net cash provided by (used in) financing activities from discontinued operations			1,567	(99,818)
Net cash provided by (used in) financing activities		(587,042)	(4,817,102)	73,924
EFFECT OF EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS		939,241	54,540	71,452
Net increase (decrease) in cash and cash equivalents		3,338,840	(798,226)	(974,818)
Balance at the beginning of the year		4,237,785	5,036,011	6,010,829
Balance at the end of the year		R$ 7,576,625	R$ 4,237,785	R$ 5,036,011

[1]	FVTPL: Fair Value Through Profit and Loss.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.